Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management [abstract]
Schedule of Contractual Maturities of Financial Liabilities
The following table presents the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	December 31, 2017
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$10,393	$10,393	$-	$-	$-
Pre-payment facility	15,000	4,000	11,000	-	-
Interest on pre-payment facility	1,601	856	745	-	-
Leases	1,438	290	563	540	45
Other long-term liabilities	564	-	95	-	469
	$28,996	$15,539	$12,403	$540	$514

Schedule of Market Risks
Financial instruments that may impact the Company’s net earnings or other comprehensive income due to currency fluctuations include CAD and MXP denominated assets and liabilities which are included in the following table:

	As at December 31, 2017
	CAD	MXP

Cash and cash equivalents	$1,436	$1,681
Trade and other receivables	19	2,814
Trade and other payables	1,831	4,385

Schedule of Sensitivity Analysis for Market Risks
The sensitivity of the Company’s net loss and comprehensive loss due to changes in the exchange rates as at December 31, 2017 is included in the following table:

	CAD/USD	MXP/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$732	$850
Other comprehensive loss	(93)	110

Schedule of Fair Value Measurements

	December 31,	December 31,
	2017	2016

Level 1
Cash and cash equivalents	$9,325	$24,055
Restricted cash	331	151
Available-for-sale investment	-	503
Long-term investments	4	28

Level 2
Trade and other receivables	6,631	4,002
Credit facilities	-	7,758
Pre-payment facility	15,000	-